Common stock - Schedule of Shares of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total common stock reserved for future issuance (in shares)	230,720,775	210,711,720
Stock Options
Class of Stock [Line Items]
Total common stock reserved for future issuance (in shares)	19,865,244	12,802,899
Stock Options | 2019 Equity Incentive Plan
Class of Stock [Line Items]
Total common stock reserved for future issuance (in shares)	1,859,784	3,413,074
Preferred and Exchangeable Stock
Class of Stock [Line Items]
Total common stock reserved for future issuance (in shares)	208,995,747	194,495,747